PREPAID LAND USE RIGHTS (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Prepaid land use rights	¥ 797,134		¥ 782,319
Less: Accumulated amortization	(49,454)		(35,132)
Prepaid land use rights, net	747,680		747,187
Amortization of prepaid land use rights	13,499	¥ 12,962
Prepaid land use rights
Net book value of an asset pledged as security for bank loans and other financing obligations	¥ 734,566		¥ 741,032